Note 9 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
		Weighted		Weighted
	Year ended	average	Year ended	average
	December 31,	exercise price	December 31,	exercise price
	2019	(C$/option)	2018	(C$/option)

Outstanding, beginning of year	2,134,294	$9.59	2,269,294	$9.50
Granted	392,967	13.41	-	-
Forfeited	(43,545)	15.09	-	-
Exercised for cash	(442,052)	8.55	-	-
Exercised cashless	(812,323)	6.57	(135,000)	7.94

Outstanding, end of year	1,229,341	$12.99	2,134,294	$9.59

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
December 31,
2019
Risk-free interest rate	1.64%
Expected volatility	44%
Expected dividend yield	nil
Expected life ( years )	3

Disclosure of range of exercise prices of outstanding share options [text block]
Exercise price			Number	Number	Weighted average remaining
($C/option)			outstanding	exercisable	contractual life (years)
	9.28		308,333	308,333	0.93
	10.02		72,500	72,500	0.48
	12.75		25,000	-	4.85
	13.46		347,404	115,801	4.28
	13.91		264,997	176,664	2.93
	17.55		211,107	211,107	1.93
C$9.28	-	C$17.55	1,229,341	884,405	2.53